Bank-Owned Life Insurance (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Compensation and Retirement Disclosure [Abstract]
Bank-owned life insurance	$ 20,726	$ 9,060
Bank Owned Life Insurance Income	400	284	289
Gain On Bank Owned Life Insurance	$ 0	$ 349	$ 122